Related party transactions - Key management personnel compensations (Details) - Key management - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties
Wages and salaries	¥ 22,353	¥ 20,806	¥ 21,123
Welfare and other benefits	1,147	654	614
Share-based payments	1,956	4,909	8,401
Total	¥ 25,456	¥ 26,369	¥ 30,138